STADION INVESTMENT TRUST

FILED VIA EDGAR

October 7, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust
File No. 333-103714

Ladies and Gentlemen:

On behalf of Stadion Investment Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), the purpose of this filing is to submit the exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the risk/return summaries in the definitive statutory prospectus of Stadion Managed Fund and Stadion Core Advantage Fund (the "Funds"), dated October 1, 2011, filed along with the Funds' Statement of Additional Information ("SAI"), also dated October 1, 2011, with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on October 5, 2011; such Prospectus and SAI (accession number 0001111830-11-000638) are incorporated by reference into this Rule 497 Document.

Please direct any questions regarding this filing to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary